Share-Based Compensation (Details) - ₪ / shares	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018
Share-Based Compensation [Abstract]
Number of options, Outstanding at beginning of period	13,014,147	10,752,668
Number of options, Options exercised for shares		(310,180)
Number of options, Options forfeited	(2,275,019)	(170,375)
Number of options, Option expired	(211,000)	(693,756)
Number of options, Granted	12,627,000	3,435,790
Number of options, Outstanding at end of period	23,155,128	13,014,147
Options exercisable at the end of the period	6,765,587	5,536,636
Weighted average exercise price, Outstanding at beginning of period	₪ 1.18	₪ 1.18
Weighted average exercise price, Options exercised for shares		1.29
Weighted average exercise price, Options forfeited	1.24	1.34
Weighted average exercise price, Option Expired	1.53	1.39
Weighted average exercise price, Granted	0.14	1.21
Weighted average exercise price, Outstanding at end of period	0.60	1.18
Options exercisable at the end of the period	₪ 1.16	₪ 1.18